Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Functional and Presentation Currency Change	Functional and Presentation Currency Change
Management has determined it is appropriate to change both the functional currency of the Genmab A/S legal entity and the presentation currency of the consolidated financial statements from DKK to
USD effective January 1, 2025. The change in functional currency was triggered by the expansion of commercialization of EPKINLY and was made to reflect that USD has become the predominant currency of the Genmab A/S legal entity. The change has been implemented with prospective effect. The change in presentation currency is applied retrospectively and was made to better reflect the Company’s financial position. Comparative figures for prior periods have been restated accordingly.
The consolidated statements of comprehensive income and the consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the consolidated balance sheets, all assets and liabilities have been translated using the period-end exchange rates, and all resulting exchange differences have been recognized in other comprehensive income for the relevant year and accumulated in translation reserves in equity.
Shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.
Foreign Currency	Foreign Currency
Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.
Except for foreign currency differences related to tax balances, exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.
Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.

Cost of Product Sales	Cost of Product Sales
Cost of product sales includes direct and indirect costs relating to the manufacturing of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Inventory amounts written down as a result of excess or obsolescence are charged to cost of product sales. Also included in cost of product sales are royalty payments on commercialized products.
Additionally, cost of product sales includes profit-sharing amounts owed to collaboration partners for the sale of commercial products when Genmab is determined to be the principal in sales to end customers. The only profit-sharing amounts owed to collaboration partners that are recorded as cost of product sales relate to sales of EPKINLY in the US and Japan pursuant to the Collaboration Agreement with AbbVie.
Aside from these items, there are no other costs included within cost of product sales.

Research and Development Expenses and Projects	Research and Development Expenses
Research and development expenses primarily include salaries, benefits and other employee-related costs of Genmab’s research and development staff, license costs, manufacturing costs, preclinical costs, clinical trials, contractors and outside service fees, amortization and impairment of licenses and rights related to intangible assets, depreciation of property and equipment, and depreciation of right-of-use assets, to the extent that such costs are related to the Group’s research and development activities.
Research and Development Projects
Internal and subcontracted research costs are charged in full to research and development expenses in the
Consolidated Statements of Comprehensive Income in the period in which they are incurred. Development costs are also expensed until regulatory approval is obtained or is probable. Genmab has no internally generated intangible assets from development, as the criteria for recognition of an intangible asset are not met.
Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties. Payments to third parties under collaboration and license agreements are assessed to determine whether such payments should be expensed as incurred as research and development expenses or capitalized as an intangible asset. Licenses and rights that meet the criteria for capitalization as intangible assets are measured at cost less accumulated amortization and any impairment losses. Milestone payments related to capitalized licenses and rights are accounted for as an increase in the cost to acquire licenses and rights.
For acquired research and development projects, and intellectual property rights, including acquisition in a business combination, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalization criteria as intangible assets on acquisition. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Selling, General and Administrative Expenses	Selling, General and Administrative Expenses
Selling, general and administrative expenses relate to the management and administration of Genmab, including commercialization activities. This primarily includes salaries, benefits and other employee costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation of property and equipment and depreciation of right-of-use assets, to the extent such expenses are related to administrative functions, are also included. Selling, general and administrative expenses are recognized in the Consolidated Statements of Comprehensive
Income in the period to which they relate.

Acquisition and Integration Related Charges	Acquisition and Integration Related Charges
Acquisition and integration related charges for the acquisitions of Merus N.V. ("Merus") and ProfoundBio which occurred during the fourth quarter of 2025 and second quarter of 2024, respectively.

Government Grants	Government Grants
Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and that Genmab will comply with all attaching conditions. When the grant relates to an expense item, it is recognized as a reduction of that expense on a systematic basis over the periods that the costs for which it is intended to compensate are incurred. Where the grant relates to an asset, the fair value is credited to a contract liability account and is released to the statement of comprehensive income as other operating income over the expected useful life of the relevant asset by equal annual installments.

Statements of Cash Flows	Statements of Cash Flows
The cash flow statement is presented using the indirect method with basis in the net profit before tax.
Cash flows from operating activities are stated as the net profit before tax adjusted for financial income and expense, non-cash operating items including depreciation, amortization, impairment losses, share-based compensation expenses, and for changes in operating assets and liabilities, interest paid and received, interest elements of lease payments and corporate taxes paid or received. Operating assets and liabilities are mainly comprised of changes in receivables, inventories and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in operating assets and liabilities, if related to the main revenue-producing activities of Genmab.
Cash flows from investing activities consist of acquisitions of businesses, net of cash acquired, purchases and sales of marketable securities and other investments, as well as purchases of intangible assets and property and equipment.
Cash flows from financing activities relate to the purchase of treasury shares, exercise of warrants, payments of withholding taxes on behalf of employees on net settled RSUs and repayments of borrowings including installments on loans, notes and lease liabilities.
Cash and cash equivalents are comprised of cash, bank deposits, and marketable securities with a maturity of less than 90 days on the date of acquisition.
The statements of cash flows cannot be derived solely from the consolidated financial statements.

Treasury Shares	Treasury Shares The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares is recognized in retained earnings.
Collaborations, License Agreements and Collaborative Agreements	Collaborations, License Agreements and Collaborative Agreements
Collaborations and License Agreements
Genmab continues to pursue the establishment of research collaborations and licensing agreements.
These arrangements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.
In regard to Genmab’s license agreements with J&J, Novartis and Roche, each of these parties retain final decision-making authority over the relevant activities and as such no joint control exists.
Refer to Note 2.1 for additional information related to revenue from these parties.
Collaborative Agreements
Genmab has entered into a number of joint collaborative agreements. These agreements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.
These agreements also provide Genmab with varying rights to develop, produce and market products together with its collaborative partners. Both parties in these arrangements share in the decision-making and therefore have joint control of the arrangement. In 2025, Genmab’s more significant collaboration agreements are with AbbVie (epcoritamab) and Pfizer (tisotumab vedotin).

New Accounting Policies and Disclosure For 2025	New Accounting Policies and Disclosures For 2025
Genmab has, with effect from January 1, 2025, implemented the following amendment:
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability
The implementation of this amendment did not have a material impact on the consolidated financial statements for the current or prior reporting periods and is not expected to have a significant impact in future reporting periods.

New Accounting Policies and Disclosures Effective in 2026 or Later	New Accounting Policies and Disclosures Effective in 2026 or LaterFurthermore, as it relates to new or amended accounting standards and interpretations (IFRSs) not yet effective, but issued by the IASB, Management does not anticipate any significant impact on the
Consolidated Financial Statements in the period of initial application from the adoption of these new standards and amendments, apart from IFRS 18 ‘Presentation and Disclosure in Financial
Statements’ which replaces IAS 1 effective from 1 January 2027. Management is assessing the impact of the standard on its financial statements, and the impact has not yet been determined.
IFRS 18 introduces the following :
•Changes the presentation of the financial statements, requiring items of income and expense to be classified into five categories: operating, investing, finance, income taxes and discontinued operations along with two new mandatory sub-totals, operating profit or loss and profit or loss before financing and income taxes.
•Requires companies to disclose definitions of company-specific management-defined performance measures (MPMs) that are related to the statement of income and provide reconciliations between the
MPMs and the most similar specified subtotals within the statement of income in a single note.
•Provides enhanced guidance on the principles of how items should be aggregated or disaggregated based on shared characteristics. The changes are expected to provide more detailed and useful information to investors and impacts all primary financial statements and notes.

Management's Judgements and Estimates under IFRS	In preparing financial statements under IFRS, certain provisions in the standards require Management’s judgements, including various accounting estimates and assumptions. These judgements and estimates affect the application of accounting policies, as well as reported amounts within the consolidated financial statements and disclosures.
Determining the carrying amount of certain assets and liabilities requires judgements, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.
Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time.
Accounting judgements are made in the process of applying accounting policies. These judgements are typically made based on the guidance and information available at the time of application.
These estimates and judgements may prove incomplete or incorrect, and unexpected events or circumstances may arise. Genmab is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for Genmab are discussed in the relevant section of this Annual Report and in the notes to the consolidated financial statements.

Accounting policy	Key accounting estimates and judgements	Note reference	Risk
Fair value and impairment assessment of other intangible assets and goodwill
Estimation of the fair value of other intangible assets acquired through acquisitions
Subsequent assessment of impairment of other intangible assets
Estimation regarding the valuation of goodwill and assessment of impairment of goodwill
		Notes 3.1 and 5.5	High
Revenue recognition
Judgement in assessing whether a collaboration
partner is a customer
Estimation of partner net sales amounts in the
calculation of royalties
Estimation of variable consideration
Judgement in assessing the nature of combined performance
obligations within contracts
		Note 2.1	High
Share-based compensation	Judgement in selecting assumptions required for valuation of warrant grants Estimation in developing forfeiture rate RSUs/warrants and probability of achievement for PSUs	Note 4.6	Moderate
Current and deferred income taxes	Judgement and estimation regarding valuation of deferred income tax assets	Note 2.4	Moderate

Management’s Judgements and Estimates
Deferred Tax
Genmab recognizes deferred tax assets if Management assesses that these tax assets can be offset against positive taxable income within the foreseeable future. This judgement is made on an ongoing basis and is based on numerous factors, including actual results, budgets, and business plans for the coming years.
Realization of deferred tax assets is dependent upon a number of factors, including estimated future taxable earnings, the timing and amount of which are highly uncertain. A significant portion of Genmab’s future taxable income will be driven by future events that are highly susceptible to factors outside the control of Genmab including overall commercial growth, specific clinical outcomes, regulatory approvals, advancement of Genmab’s product pipeline and other matters. As such, changes in estimates of the impact from these factors could impact Genmab’s future taxable income in a positive or negative manner.
As of December 31, 2025, the deferred tax assets of Merus B.V. and Merus U.S. are not recognized. As a result of the ProfoundBio integration activities, Genmab, based on current business plans and estimates of future taxable income, recognized a significant portion of previously unrecognized deferred tax assets during 2024.

Management’s Judgements and Estimates
Impairment Assessment of Goodwill and Other Intangible Assets
Genmab performs its annual test of goodwill and indefinite-lived intangible assets for impairment in its fiscal fourth quarter. Indefinite-lived intangible assets and the CGU including goodwill are monitored for indicators of impairment throughout the year. If indicators of impairment exist, then an impairment test is performed. The recoverable amount of certain intangible assets was determined using VIU. The VIU used in impairment tests is based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products and products in development. Goodwill and intangible assets not yet available for use are tested for impairment at least annually or when indicators of impairment are identified. Goodwill is allocated to the single operating segment. The discount rate used is based on the
Group WACC, adjusted where appropriate, to reflect the risk of the specific asset tested. VIU is determined using largely unobservable inputs.
Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
Factors considered material that could trigger an impairment test include the following:
•Development of a competing drug
•Realized sales trending below predicted sales
•Inconsistent or unfavorable clinical readouts
•Changes in the legal framework covering patents, rights, and licenses
•Advances in medicine and/or technology that affect the medical treatments
•Adverse impact on reputation and/or brand names
An impairment loss is recognized in Consolidated Statements of Comprehensive Income as research and development expenses when the carrying amount of intangible assets exceeds the recoverable amount. Impairments on intangible assets, other than goodwill, are reviewed at each reporting date for possible reversalShare-Based Compensation Expenses
The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model.
This pricing model requires the input of subjective assumptions such as:
•The expected stock price volatility, which is based upon the historical volatility of Genmab’s stock price;
•The risk-free interest rate, which is determined as the interest rate on Danish government bonds
(bullet issues) with an average maturity of five years;
•The expected life of warrants, which is based on vesting terms, expected rate of exercise and life terms in the current warrant program.
These assumptions can vary over time and can change the fair value of future warrants granted.

Management’s Judgements and Estimates – Other Intangible Assets and Goodwill
Fair Value and Impairment Assessment of Other Intangible Assets and Goodwill
The application of the acquisition method for a business combination as well as allocation of fair value through an asset acquisition involve the use of significant estimates because the identifiable net assets of the acquiree are recognized at their fair values for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows. The significant assumptions used to estimate the value of the acquired intangible assets include discount rates and certain assumptions that form the basis of future cash flows (such as probabilities of technical and regulatory success, revenue growth rates, operating margins, and royalty rates)
Revenue	Genmab recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that it expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that Genmab determines are within the scope of IFRS 15,
Genmab performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Genmab only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, Genmab assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
Royalties: Certain of Genmab’s license and collaboration agreements include sales-based royalties based on the level of sales. The license has been deemed to be the predominant item to which the royalties relate under Genmab’s license and collaboration agreements. As a result, Genmab recognizes revenue when the related sales occur.
Net Product Sales: Revenue from the sale of goods is recognized when control is transferred to the customer and it is probable that Genmab will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time which occurs upon delivery to the customer. The amount of sales to be recognized is based on the consideration Genmab expects to receive in exchange for its goods. When sales are recognized, an estimate for a variety of sales deductions is also recorded such as cash discounts, government rebates, chargebacks, wholesaler fees, other rebates and administrative fees, sales returns and allowances and other sales discounts. Sales deductions are estimated and recognized as a reduction of gross product sales to arrive at net product sales, by assessing the expected value of the sales deductions (variable consideration). Sales deductions are estimated and provided for at the time the related sales are recorded. Genmab’s estimates related to sales deductions require significant use of estimates as not all conditions are known at the time of sale. The estimates are based on analyses of existing contractual obligations, historical experience, drug product analogs and payer channel mix. Genmab considers the provisions established for sales deductions to be reasonable and appropriate based on currently available information; however, the actual amount of deductions may differ from the amounts estimated by Management as more information becomes available. Estimates will be assessed each period and adjusted as required based on updated information and actual experience.
When Genmab is determined to be the principal in sales to end customers, all product sales are included in net product sales in the Consolidated Statements of Comprehensive Income. As of December 31, 2025, all
net product sales relate to sales of EPKINLY in the US and Japan and Tivdak in Japan and Germany,
pursuant to the Collaboration Agreements with AbbVie and Pfizer, respectively.
Reimbursement Revenue for R&D Services: Genmab’s research collaboration agreements include provisions for reimbursement or cost sharing for R&D services and payment for full time equivalents (“FTEs”) at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by Genmab and revenue for research services is recognized over time rather than at a point in time.
Milestone Revenue: Certain of Genmab’s license and collaboration agreements include development, regulatory and commercial milestone payments based on the level of sales. At the inception of each arrangement that includes milestone payments, Genmab evaluates whether the achievement of milestones is considered highly probable and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of Genmab or the license and collaboration partner, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which Genmab recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, Genmab re-evaluates the probability of achievement of such development milestones and commercial milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment. Under all of Genmab’s existing license and collaboration agreements, milestone payments have been allocated to the license transfer performance obligation.
Collaboration Revenue: Collaboration revenue includes the result of profit sharing arrangements for the sale of commercial products by our collaboration partners. When Genmab’s collaboration partner is determined to be the principal in sales to end customers, Genmab’s share of profits for the sale of commercial products is included in collaboration revenue.
License Revenue for Intellectual Property: If the license to Genmab’s functional intellectual property is determined to be distinct from the other performance obligations identified in the arrangement,
Genmab recognizes revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, Genmab utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. Under all of Genmab’s existing license and collaboration agreements the license to functional intellectual property has been determined to be distinct from other performance obligations identified in the agreement.

Geographical Areas	Geographical information is presented for Genmab’s revenue and non-current assets. Revenue is attributed to countries on the basis of the location of the legal entity holding the contract with the counterparty. Non-current assets comprise intangible assets, goodwill, property and equipment, right-of-
use assets, and receivables.

Staff costs	Staff costs
Wages and salaries, other social security costs, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee performs the associated work.
Genmab’s pension plans are classified as defined contribution plans and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are accrued, and outstanding contributions are included in other payables.
Termination benefits are recognized as an expense, when Genmab is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

Corporate Tax	Corporate Tax
Corporate tax, which consists of current tax and deferred taxes for the year, is recognized in the income statement, except to the extent that the tax is attributable to items which directly relate to shareholders’
equity or other comprehensive income.
Current tax assets and liabilities for current and prior periods are measured at the amounts expected to be recovered from or paid to the tax authorities.

Deferred Tax	Deferred Tax
Deferred tax accounting requires recognition of deferred tax on all temporary differences between the carrying amount of assets and liabilities and the tax base of such assets and liabilities. This includes the tax value of certain tax losses carried forward.
Deferred tax is calculated in accordance with the tax regulations in the local countries and the tax rates expected to be in force at the time the deferred tax is utilized. Changes in deferred tax as a result of changes in tax rates are recognized in the income statement.
Deferred tax assets resulting from temporary differences, including the tax value of losses to be carried forward, are recognized only to the extent that it is probable that future taxable profit will be available against which the differences can be utilized.
Deferred tax liabilities are recognized for taxable temporary differences that arise when the carrying amount of an asset exceeds its tax basis or the carrying amount of a liability is less than its tax base.

Basic and Diluted Net Profit Per Share	Basic Net Profit Per Share
Basic net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares.
Diluted Net Profit Per Share
Diluted net profit per share is calculated as the net profit for the period divided by the weighted average number of outstanding ordinary shares, excluding treasury shares and adjusted for the dilutive effect of share equivalents.

Goodwill	Goodwill
Goodwill represents the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed in a business combination accounted for by the acquisition method of accounting.
Goodwill is allocated to each of the group’s CGU (or groups of CGUs) expected to benefit from the synergies of the combination. Genmab consists of one single CGU which represents its single operating segment.
Recognition and Measurement
Intangible assets are initially measured at cost and are subsequently measured at cost less any accumulated amortization and any impairment loss. Goodwill is not amortized but is subject to impairment testing.
Amortization
Intangible assets with definite useful lives are amortized based on the straight-line method over their estimated useful lives. This corresponds to the legal duration or the economic useful life depending on which is shorter. The amortization of intellectual property rights, including IPR&D, commences after regulatory approval has been obtained or when assets are put in use.
Property and Equipment	Property and equipment is comprised of leasehold improvements, assets under construction, and equipment, furniture, and fixtures, which are measured at cost less accumulated depreciation and any impairment losses.
The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.
Depreciation
Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Leasehold improvements	15 years or the lease term, if shorter
Depreciation commences when the asset is available for use, including when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.
Impairment
If circumstances or changes in Genmab’s operations indicate that the carrying amount of property and equipment may not be recoverable, Management performs an impairment test of the asset.
The basis for the performance of an impairment test is the recoverable amount of the asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow expected to be generated from the asset.
If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the Consolidated Statements of Comprehensive
Income when the impairment is identified.

Leases	All leases are recognized in the Consolidated Balance Sheets as a right-of-use (ROU) asset with a corresponding lease liability, except for short-term leases in which the term is 12 months or less and low-value leases.
ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. In the
Consolidated Statements of Comprehensive Income, depreciation of the ROU asset is recognized over the lease term in operating expenses and interest expenses related to the lease liability are classified in financial items.
Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and vehicles. Lease contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities are measured at amortized cost, and include the net present value of fixed payments, less any lease incentives receivable. As Genmab’s leases generally do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended.
ROU assets are measured at cost and include the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-
line basis as an expense in the Consolidated Statements of Comprehensive Income.

Financial instruments	Other investments are measured on initial recognition at fair value, and subsequently at fair value.
Changes in fair value are recognized in the Consolidated Statements of Comprehensive Income within financial income or expense.
Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the Company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are based on significant unobservable inputs.
Classification of categories of financial assets and liabilities
Genmab classifies its financial assets and liabilities held into the following measurement categories:
•those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
•those to be measured at amortized cost.
The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income.
Genmab reclassifies debt investments only when its business model for managing those assets changes.
Further details about the accounting policy for each of the financial assets and liabilities are outlined in the respective notes.
Refer to Note 3.3 and 4.8 for detailed policies regarding Genmab’s lease liability and borrowings, respectively.
Marketable securities are debt instruments that consist of investments in securities with a maturity of 90 days or greater at the time of acquisition. Measurement of marketable securities depends on the business model for managing the asset and the cash flow characteristics of the asset. Genmab assesses its debt instruments to determine classification based on the following measurement categories:
•Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other financial income or expenses, together with foreign exchange gains and losses. Impairment losses, when material, are presented as a separate line item in the Consolidated Statements of Comprehensive
Income.
•Fair value through other comprehensive income (FVOCI): Assets that are held to achieve an objective by both collecting contractual cash flows as well as selling financial assets and where those cash flows represent solely payments of principal and interest, are measured at FVOCI. Changes in fair value on a debt investment that is subsequently measured at FVOCI are recognized in other comprehensive income. Impairment gains and losses, interest income and foreign exchange gains and losses are recognized in the Consolidated Statements of Comprehensive Income and presented within financial income or expenses in the period in which they arise.
•Fair value through profit and loss (FVPL): Assets that do not meet the criteria for amortized cost or
FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at
FVPL is recognized in the Consolidated Statements of Comprehensive Income and presented net within financial income or expenses in the period in which it arises.
Genmab’s portfolio is managed and evaluated on a fair value basis in accordance with its stated
investment guidelines and the information provided internally to Management. This business model does not meet the criteria for amortized cost or FVOCI and as a result marketable securities are measured at
FVPL. This classification is consistent with the prior year’s classification.
Genmab invests its cash in deposits with major financial institutions, in AAA rated money market funds,
Danish mortgage bonds, investment grade rated corporate debt, commercial paper, certificates of deposit, certain types of AAA rated asset backed securities, U.S. Agency bonds, and notes issued by the Danish,
European and U.S. governments. The securities can be purchased and sold using established markets.
Transactions are recognized at the trade date.

Inventories	Inventories are measured at the lower of cost and net realizable value with costs determined on a first-
in, first-out basis. Costs comprise direct and indirect costs relating to the manufacture of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Genmab assesses the recoverability of capitalized inventories during each reporting period and will write down excess or obsolete inventories to their net realizable value in the period in which the impairment is identified. Write downs of inventory are included within Cost of product sales in the
Consolidated Statements of Comprehensive Income.
Included in inventories are materials with the intended purpose of being made available for sale. If the materials are later used in the production of clinical products, the materials are charged to research and development expense when shipped to the clinical packaging site. Materials ordered exclusively to be used in Genmab’s research and development process (e.g., early research/clinical trials) are immediately expensed to research and development as incurred.
Inventory manufactured prior to regulatory approval of a product (prelaunch inventory) is written down to its net realizable value (that is the probable amount expected to be realized from its sale or use at the time of production). The amount of this write down is recognized in the Consolidated Statements of Comprehensive Income as research and development expenses. Once there is a high probability of regulatory approval being obtained for the product, inventory costs begin to be capitalized. Additionally, the write-down is reversed, up to no more than the original cost. The reversal of the write-down is recognized as a reduction to research and development expenses in the Consolidated Statements of Comprehensive
Income.

Receivables	Initially, trade receivables are designated as financial assets measured at transaction price and other receivables are measured at fair value. Subsequently receivables are measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit losses.
Accounts receivable arising from product sales consists of amounts due from customers, net of customer allowances for chargebacks, cash and other discounts and estimated credit losses. Genmab’s contracts with customers have initial payment terms that range from 30 to 180 days.
Management measures allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due.
Loss allowance is calculated using historical analysis of customer payments, past due customer invoice activity, Dun & Bradstreet credit risk management reports, and specific customer knowledge.
Prepayments include expenditures related to a future financial period. Prepayments are measured at cost.

Other Payables	Other payables, excluding provisions, are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.
The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year. The $580 million increase in current other payables is primarily related to the expansion of our product pipeline as well as accrued termination costs associated with the discontinuance of the acasunlimab program during the fourth quarter of 2025.
Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.
Accounts Payable
Accounts payable are measured in the Consolidated Balance Sheets at amortized cost.
Other Liabilities
Other liabilities primarily include accrued expenses related to our research and development project costs and are measured in the Consolidated Balance Sheets at amortized cost.

Fair value measurement	Fair value measurement
Genmab measures financial instruments, such as marketable securities, at fair value at each balance sheet date. Management assessed that the fair value of financial assets and liabilities measured at amortized cost such as bank deposits, receivables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability, or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by Genmab.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
Genmab uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
For financial instruments that are measured in the balance sheet at fair value, IFRS 13 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis,
Genmab determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole)
at the end of each reporting period. Any transfers between the different levels are carried out at the end of the reporting period.

Financial Income and Expenses	Financial income and expenses include interest as well as foreign exchange rate adjustments and gains and losses on marketable securities (designated as FVPL) and realized gains and losses and write-downs of other securities and equity interests.
Interest income is shown separately from gains and losses on marketable securities and other securities and equity interests.

Share-Based Instruments	Share-Based Compensation Expenses
Share-based compensation expense is recognized in the Consolidated Statements of Comprehensive
Income based on the estimated fair value of the awards at grant date. Subsequently, the fair value is not remeasured. The expense recognized reflects an estimate of the number of awards expected to vest after taking into consideration an estimate of award forfeitures based on historical experience and is recognized on a straight-line basis over the requisite service period, which is the vesting period.
Genmab reassesses its estimate of the number of shares expected to vest periodically.
Management expectations related to the achievement of performance goals associated with performance-
based RSU grants are assessed periodically, and that assessment is used to determine whether such grants are expected to vest or if any revision to the current estimate is required. Genmab recognizes the impact of the revised estimate of the number of awards expected to vest, if any, as an adjustment to the income statement over the remaining vesting period. If performance-based milestones related to performance-based RSU grants are not met or not expected to be met, any share-based compensation expense recognized to date associated with grants that are not expected to vest will be reversed.
Share-based compensation expenses represent calculated values of warrants, RSUs and performance-
based RSUs granted and do not represent actual cash expenditures. A corresponding amount is recognized in shareholders’ equity as the warrant, RSU and performance-based RSU programs are designated as equity-settled share-based payment transactions.
The fair value of each RSU and performance-based RSU granted during the year is calculated using the closing share price on the grant date. Below is a description of how the fair value of warrants is measured and the estimates involved.

Borrowings	Borrowings are financial liabilities that are initially recognized at the fair value of the proceeds received less transaction costs in the Consolidated Balance Sheets. In subsequent periods these are measured at amortized cost using the effective interest method. Interest expense, including the amortization of transaction costs and any difference between the initial carrying amount and the redemption amount, is recognized in financial expenses in the Consolidated Statements of Comprehensive Income over the term of the borrowings.

Business Combinations	Business Combinations
The acquisition method of accounting is used to account for all acquisitions where the target company meets the definition of a business in accordance with IFRS 3 (Business Combinations). The purchase price for a business is comprised of the fair value of the assets transferred and liabilities owned to the former owners, including option holders, of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant
IFRS standards.
Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value on the date of acquisition by applying relevant valuation methods. Goodwill is recognized as the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed. Acquisition-related charges are expensed as incurred and included within Acquisition and integration-related charges in the
Consolidated Statements of Comprehensive Income.

Asset Acquisitions	Asset Acquisitions
The asset acquisition method is applied to account for all transactions that do not meet the definition of a business in accordance with IFRS 3 Business Combinations.
Genmab applies a ‘concentration test,’ which is a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
At initial recognition, an asset acquisition is measured at cost. Cost comprises the fair value of consideration transferred plus any directly attributable acquisition-related costs. The cost price is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values at the acquisition date. No goodwill or deferred taxes are recognized.
Acquisition-related costs that are directly attributable to the acquisition of assets, such as legal, advisory, and due diligence fees, are capitalized as part of the cost of the acquired assets in accordance with the relevant IFRS standards (for example, IAS 16 Property, Plant and Equipment or IAS 38 Intangible Assets).
Subsequent measurement of these assets follows the requirements of the relevant IFRS standards applicable to each asset class.